Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Net Loss Available To Ordinary Shareholders By The Weighted Average Number of Ordinary Shares Outstanding
Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss for the period attributable to Waterdrop Inc.	(321,535)	(663,869)	(1,574,080)
Deemed dividend	—	(158,243)	—
Change in redemption value in preferred shares	(136,839)	(285,668)	(152,287)

Net loss attributable to ordinary shareholders for computing basic and diluted net loss per ordinary shares	(458,374)	(1,107,780)	(1,726,367)

Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per ordinary shares	1,203,526,000	1,174,583,516	2,990,507,749
Net loss per ordinary share attributable to ordinary shareholders basic and diluted	(0.38)	(0.94)	(0.58)

Summary of Shares Outstanding Were Excluded From The Calculation of Diluted Net Loss Per Ordinary Share
The following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Shares issuable upon exercise of share options	46,239,164	140,815,045	60,029,916
Shares issuable upon vesting of nonvested restricted shares	—	41,520,896	3,983,115
Shares issuable upon conversion of Series pre-A convertible preferred shares	241,148,000	241,148,000	82,811,813
Shares issuable upon conversion of Series A convertible preferred shares	334,926,000	334,926,000	115,015,797
Shares issuable upon conversion of Series A+ convertible preferred shares	157,896,000	157,896,000	54,222,527
Shares issuable upon conversion of Series B convertible preferred shares	352,107,646	352,107,646	120,916,087
Shares issuable upon conversion of Series C convertible preferred shares	413,415,759	542,794,072	186,399,063
Shares issuable upon conversion of Series C+ convertible preferred shares	29,919,039	170,632,018	58,596,160
Shares issuable upon conversion of Series C++ convertible preferred shares	—	95,851,381	41,542,257
Shares issuable upon conversion of Series D convertible preferred shares	—	145,205,580	177,632,040